Loans to Third Pairties, Net (Details) - Schedule of loans to third parties - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Schedule of Loans to Third Parties [Abstract]
Loans to third parties, noncurrent
Total loan to third parties, net		722,934	719,205
Beijing Chuangyouyi Education Technology Co.,Ltd [Member]
Schedule of Loans to Third Parties [Abstract]
Loans to third parties, current	[1]	88,760	96,157
Loans to third parties, noncurrent	[1]	(88,760)	(96,157)
Beijing Dejinbao Mining Engineering Co., Ltd [Member]
Schedule of Loans to Third Parties [Abstract]
Loans to third parties, current	[2]	524,201	566,377
Loans to third parties, noncurrent	[2]	171,004	149,673
Guizhou Shunxincheng Human Resources Co., Ltd [Member]
Schedule of Loans to Third Parties [Abstract]
Loans to third parties, current			3,155
Individual Person [Member]
Schedule of Loans to Third Parties [Abstract]
Loans to third parties, current	[3]	$ 27,729

[1]	On December 25, 2017, Distance Learning loaned RMB 600,000 (USD 88,760 as of March 31, 2023) to Beijing Chuangyouyi Education Technology Co.,Ltd (“Chuangyouyi”). The loan bears an interest rate of 6% and is not guaranteed. The maturity was December 24, 2018. Chuangyouyi did not repay upon maturity, the Company has fully accrued allowance for the balance.
[2]	On September 5, 2017, Distance Learning loaned RMB3,000,000 (USD 436,834 as of March 31, 2023) to Beijing Dejinbao Mining Engineering Co., Ltd (“Dejinbao”). The loan bears an interest rate of 6% and is not guaranteed. The original maturity was September 5, 2019, and was later extended to September 5, 2023. On September 27, 2018, Distance Learning loaned an additional RMB600,000 (USD 87,367 as of March 31, 2023) to Dejinbao. The loan bears an interest rate of 6% and is not guaranteed. The maturity of the loan is September 26, 2024.
[3]	On February 13, 2023, Distance Learning loaned RMB200,000 (USD 27,729 as of March 31, 2023) to a third part. The loan to an individual person is unsecured, non-interest bearing and due on demand.